Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans
13. EMPLOYEE BENEFIT PLANS
The Company has a 401(k) savings plan (the “401(k) Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating employees may elect to contribute up to 100% of their eligible compensation, subject to certain limitations. The 401(k) Plan provides for a discretionary employer-matching contribution. The Company made a matching contribution of $308 thousand and $185 thousand to the 401(k) Plan for the years ended December 31, 2020 and 2019, respectively.